Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Conversion of convertible debt to common stock	$ 523,927	$ 924,904
Preferred dividends paid by issuance of stock	0	82,500
Business combination:
Issuance Of Contingent Consideration	0	11,109,020
Issuance of replacement warrants	0	1,883,751
Common stock issued in satisfaction of subscription receivable	0	2,790,107
Effect of cancellation of escrowed shares	0	195,132
Obligation to issue shares for professional services	0	30,000
Effect of modification of convertible debt	151,032	0
Common Stock issued for committed equity financing facility	204,015	0
Warrants issued for loan modification	151,758	0
Warrants issued for term loan	568,324	0
Common stock and warrants issued for release of security interest in patents	325,693	0
Warrants issued in connection with convertible debt	1,353,842	0
Derivative liability for embedded conversion option	965,484	0
Common stock issued for professional services	17,850	0
Common stock issued for settlement of contingency	39,150	0
Series E Preferred Stock [Member]
Business combination:
Issuance of Series E liability	$ 0	$ 18,955,742